Filed Pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
SWP Growth & Income ETF
(the “Fund”)
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated June 11, 2026 to the
Statement of Additional Information (“SAI”) dated December 18, 2025

At a meeting held on May 27, 2026, the Board of Trustees (the “Board”) of the Trust elected Ms. Christi Powitzky as the new Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust, effective June 1, 2026. The Board accepted the resignation of Ms. Jill Silver, who previously served in these roles. The Board also accepted the resignation of Mr. Scott Ostrowski from his role as Vice President of the Trust, effective May 31, 2026.

Accordingly, all references to Ms. Silver are replaced with Ms. Powitzky, all references to Mr. Ostrowski should be disregarded and the officers’ table in the section titled “Management of the Fund - Trustees and Officers” of the Fund’s SAI, is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served (1)	Principal Occupation(s) During the Past Five Years
OFFICERS
Ryan S. Frank (Born 1985)	President and Principal Executive Officer, since June 1, 2025; previously Vice President, Treasurer and Principal Financial Officer from August 17, 2022 – May 31, 2025	Vice President, U.S. Bancorp Fund Services, LLC, since 2008
Amber C. Kopp (Born 1983)	Secretary, since September 15, 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC, since 2023; Assistant General Counsel, Corebridge Financial Inc. (previously AIG), 2019–2020
Christi J. Powitzky (Born 1974)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since June 1, 2026	Chief Compliance Officer, Teucrium Investment Advisers (2025-2026); Senior Vice President, U.S. Bancorp Fund Services, LLC (2022-2025); Principal Consultant, ACA Group (2021-2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018-2021)
Colton W. Scarmardo (Born 1997)	Treasurer, Principal Financial and Accounting Officer, since June 1, 2025; previously Assistant Treasurer from August 17, 2022 – May 31, 2025	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2019
Ryan J. Pasowicz (Born 1991)	Assistant Treasurer, since March 15, 2024; previously Assistant Treasurer from February 22, 2023 – October 17, 2023	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2016
(1) Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
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Please retain this supplement for your reference.